CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Continuing operations
Net revenues	¥ 651,013	$ 94,686	¥ 280,666	¥ 117,353
Cost of revenues	(183,369)	(26,670)	(85,742)	(17,748)
Gross profit	467,644	68,016	194,924	99,605
Operating expenses:
Selling and marketing expenses	(432,059)	(62,840)	(223,249)	(136,666)
General and administrative expenses	(84,360)	(12,270)	(27,491)	(24,458)
Research and development expenses	(19,262)	(2,802)	(15,925)	(19,576)
Total operating expenses	(535,681)	(77,912)	(266,665)	(180,700)
Loss from continuing operations	(68,037)	(9,896)	(71,741)	(81,095)
Other income/(expenses):
Interest expenses, net	(3,146)	(458)	(2,416)	(1,376)
Exchange gains/(losses)	1,063	155	(199)	399
Investment income/(loss)	(660)	(96)		230
Change in fair value of warrant	(3,843)	(559)	(1,390)	560
Others, net	(465)	(66)	52	(226)
Loss from continuing operations before income taxes	(75,088)	(10,920)	(75,694)	(81,508)
Income tax expense	0	0	0	0
Net loss from continuing operations	(75,088)	(10,920)	(75,694)	(81,508)
Discontinued operations
Gain from disposal of discontinued operations before income taxes	771	112
Loss from discontinued operations before income taxes	(4,383)	(637)	(14,977)	(5,060)
Income tax expense, net	0	0	0	0
Net loss from discontinued operations	(3,612)	(525)	(14,977)	(5,060)
Net loss	(78,700)	(11,445)	(90,671)	(86,568)
Accretions to pre-IPO preferred shares redemption value	(35,066)	(5,100)	(20,945)	(16,905)
Net loss attributable to the TuanChe Limited's shareholders	(113,766)	(16,545)	(111,616)	(103,473)
Net loss	(78,700)	(11,445)	(90,671)	(86,568)
Other comprehensive income/(loss):
Foreign currency translation adjustments	3,401	495	(1,367)	317
Total other comprehensive income/(loss)	3,401	495	(1,367)	317
Total comprehensive loss	(75,299)	(10,950)	(92,038)	(86,251)
Accretions to pre-IPO preferred shares redemption value	(35,066)	(5,100)	(20,945)	(16,905)
Comprehensive loss attributable to the TuanChe Limited's shareholders	¥ (110,365)	$ (16,050)	¥ (112,983)	¥ (103,156)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share from continuing operations
Basic (in dollars per share) | (per share)	¥ (0.90)	$ (0.13)	¥ (1.02)	¥ (1.10)
Diluted (in dollars per share) | (per share)	(0.90)	(0.13)	(1.02)	(1.10)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share from discontinuing operations
Basic (in dollars per share) | (per share)	(0.03)	(0.004)	(0.16)	(0.06)
Diluted (in dollars per share) | (per share)	¥ (0.03)	$ (0.004)	¥ (0.16)	¥ (0.06)
Weighted average number of ordinary shares
Basic (in shares)	121,938,427	121,938,427	94,870,580	89,423,362
Diluted (in shares)	121,938,427	121,938,427	94,870,580	89,423,362
Share-based compensation expenses included in:
Share based compensation	¥ 78,133	$ 11,364	¥ 1,896	¥ 2,860
Cost of revenues
Share-based compensation expenses included in:
Share based compensation	10	1	12	8
Selling and marketing expenses
Share-based compensation expenses included in:
Share based compensation	41,363	6,016	582	650
General and administrative expenses
Share-based compensation expenses included in:
Share based compensation	35,440	5,155	1,287	1,949
Research and development expenses
Share-based compensation expenses included in:
Share based compensation	¥ 1,320	$ 192	¥ 15	¥ 253